Organization and Nature of Operations - Schedule of Consolidated VIE and Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Hongli Hong Kong Limited (“Hongli HK”) [Member]
Subsidiaries
Date of Organization	Mar. 05, 2021
Place of Organization	Hong Kong SAR
Shandong Xiangfeng Heavy Industry Co., Ltd. (“WFOE”) [Member]
Subsidiaries
Date of Organization	Apr. 08, 2021
Place of Organization	People’s Republic of China (“PRC”)
Shandong Hongli Special Section Tube Co., Ltd., (“Hongli Shandong”) [Member]
VIE and Its Subsidiaries
Date of Organization	Sep. 13, 1999
Place of Organization	PRC
Shandong Maituo Heavy Industry Co., Ltd. (“Maituo”) [Member]
VIE and Its Subsidiaries
Date of Organization	May 23, 2019	[1]
Place of Organization	PRC	[1]
Shandong Haozhen Heavy Industry Co., Ltd. (“Haozhen Shandong”) [Member]
VIE and Its Subsidiaries
Date of Organization	Sep. 18, 2020	[2]
Place of Organization	PRC	[2]
Beijing Haozhen Heavy Industry Technology Company Limited (“Haozhen Beijing”) [Member]
VIE and Its Subsidiaries
Date of Organization	Feb. 04, 2021	[3]
Place of Organization	PRC	[3]

[1]	Wholly owned subsidiary of Hongli Shandong
[2]	Haozhen Shandong was jointly established by Hongli Shandong and Sungda Tech Co., Ltd., with Sungda Tech holding a 30 % ownership interest in Haozhen Shandong. As of December 31, 2024, Haozhen Shangdong had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the consolidated financial statements for the years ended December 31, 2024, 2023, and 2022.
[3]	Haozhen Beijing was jointly established by Hongli Shandong and an individual, who holding a 3 % ownership interest in Haozhen Beijing. As of December 31, 2024, Haozhen Beijing had not commenced operations, and no portion of income or loss was attributable to the noncontrolling interest in the subsidiary. Therefore, no noncontrolling interest was reported in the consolidated financial statements for the years ended December 31, 2024, 2023, and 2022.